Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 3,450	$ 3,209	$ 2,737
Gross unrealized gains	541	676	532
Gross unrealized losses	159	88	91
Fair value	3,832	3,797	3,178
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost			27
Gross unrealized gains			4
Gross unrealized losses			3
Fair value			28
Common shares [member]
Disclosure of financial assets [line items]
Cost	3,450	3,209	2,710
Gross unrealized gains	541	676	528
Gross unrealized losses	159	88	88
Fair value	$ 3,832	$ 3,797	$ 3,150